Recently issued accounting pronouncements	12 Months Ended
Mar. 31, 2016
Recently issued accounting pronouncements

2. Recently issued accounting pronouncements

Recently adopted accounting pronouncements

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No.2011-10, “Property, Plant, and Equipment (Topic 360)—Derecognition of in Substance Real Estate—a Scope Clarification” (“ASU No.2011-10”). The ASU clarifies that, even when a reporting entity ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity would continue to include the real estate, debt, and the results of the subsidiary’s operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. The ASU is effective for fiscal years and interim periods within those years, beginning on or after June 15, 2012. The adoption of ASU No.2011-10 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In July 2012, the FASB issued ASU No.2012-02, “Intangibles—Goodwill and Other (Topic 350)—Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU No.2012-02”). The ASU permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test. Under this ASU, an entity has an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that its fair value is less than its carrying amount. The ASU is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of ASU No.2012-02 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In February 2013, the FASB issued ASU No.2013-02, “Comprehensive Income (Topic 220)—Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU No.2013-02”). The ASU requires an entity to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income. The ASU also requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. The ASU is effective for reporting periods beginning after December 15, 2012. ASU No.2013-02 is an accounting principle which expands disclosure requirements, and had no impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2013, the FASB issued ASU No.2013-08, “Financial Services—Investment Companies (Topic 946)—Amendments to the Scope, Measurement, and Disclosure Requirements” (“ASU No.2013-08”). The ASU changes the approach to the investment company assessment and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value. The ASU also requires additional disclosures of (a) the fact that the entity is an investment company and is applying the guidance in ASC 946, “Financial Services—Investment Companies” (“ASC 946”), (b) information about changes, if any, in an entity’s status as an investment company, and (c) information about financial support provided or contractually required to be provided by an investment company to any of its investees. The ASU is effective for an entity’s interim and annual reporting periods in fiscal years that begin after December 15, 2013. The adoption of ASU No.2013-08 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

In June 2014, the FASB issued ASU No.2014-11, “Transfers and Servicing (Topic 860)—Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU No.2014-11”). The ASU changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting. For repurchase financing arrangements, the ASU requires separate accounting for a transfer of a financial asset executed contemporaneously with a repurchase agreement with the same counterparty, which will result in secured borrowing accounting for the repurchase agreement. The ASU requires disclosures for certain transactions comprising (1) a transfer of a financial asset accounted for as a sale and (2) an agreement with the same transferee entered into in contemplation of the initial transfer that results in the transferor retaining substantially all of the exposure to the economic return on the transferred financial asset throughout the term of the transaction. The ASU also requires an entity to disclose certain information, including risks related to collateral pledged, for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The ASU is effective for the first interim or annual period beginning after December 15, 2014, except for interim disclosure requirements related to secured borrowings, which are effective for interim periods beginning after March 15, 2015. The adoption of ASU No.2014-11 did not have a material impact on the MHFG Group’s consolidated results of operations or financial condition.

Accounting pronouncements issued but not yet effective

In May 2014, the FASB issued ASU No.2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU No.2014-09”). The ASU provides a comprehensive guidance of revenue recognition, in convergence with International Financial Reporting Standards (“IFRS”), to improve financial reporting in U.S. GAAP by replacing the current complex guidance for recognizing revenue. The core principle of this ASU is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU was effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2016. In August 2015, the FASB issued ASU No.2015-14, “Revenue from Contracts with Customers (Topic 606)—Deferral of the Effective Date” (“ASU No.2015-14”) to defer the effective date of ASU No.2014-09 by one year. Therefore, ASU No.2014-09 is effective for annual periods and interim reporting periods within those annual periods, beginning after December 15, 2017. Early application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2014-09 and ASU No.2015-14 will have on its consolidated results of operations and financial condition.

In November 2014, the FASB issued ASU No.2014-16, “Derivatives and Hedging (Topic 815)—Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share Is More Akin to Debt or to Equity” (“ASU No.2014-16”). The ASU clarifies that an entity that issues or invests in a hybrid financial instrument should determine the nature of the host contract by considering the economic characteristics and risks of the entire hybrid financial instrument, including the embedded derivative feature that is being evaluated for bifurcation. The ASU also clarifies that an entity should assess the substance of the relevant terms and features in evaluating the nature of a host contract when considering how to weight those terms and features. Specifically, the assessment of the substance of the relevant terms and features should incorporate a consideration of (1) the characteristics of the terms and features themselves, (2) the circumstances under which the hybrid financial instrument was issued or acquired, and (3) the potential outcomes of the hybrid financial instrument, as well as the likelihood of those potential outcomes. The ASU is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted. The MHFG Group does not expect that the adoption of ASU No.2014-16 will have a material impact on its consolidated results of operations and financial condition.

In February 2015, the FASB issued ASU No.2015-02, “Consolidation (Topic 810)—Amendments to the Consolidation Analysis” (“ASU No.2015-02”). The ASU amends following provisions about the current accounting for consolidation of certain legal entities: (1) modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities, (2) eliminate the presumption that a general partner should consolidate a limited partnership, (3) affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships, and (4) provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds. The ASU is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2015, and may be applied retrospectively or applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. Early adoption is permitted including adoption in an interim period. The MHFG Group does not expect that the adoption of ASU No.2015-02 will have a material impact on its consolidated results of operations and financial condition.

In April 2015, the FASB issued ASU No.2015-03, “Interest—Imputation of Interest (Subtopic 835-30)—Simplifying the Presentation of Debt Issuance Costs” (“ASU No.2015-03”). The ASU requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years, and should be applied retrospectively. Early adoption is permitted for financial statements that have not been previously issued. The MHFG Group does not expect that the adoption of ASU No.2015-03 will have a material impact on its consolidated results of operations or financial condition.

In May 2015, the FASB issued ASU No.2015-07, “Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU No.2015-07”). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. The ASU is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Earlier application is permitted. The MHFG Group does not expect that the adoption of ASU No.2015-07 will have a material impact on its consolidated results of operations or financial condition.

In January 2016, the FASB issued ASU No.2016-01, “Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU No.2016-01”). The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. The ASU is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, and should be applied using a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. Early application by public business entities is permitted for financial statements of fiscal years or interim periods that have not yet been issued. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-01 will have on its consolidated results of operations and financial condition.

In February 2016, the FASB issued ASU No.2016-02, “Leases (Topic 842)” (“ASU No.2016-02”). The ASU requires lessees to recognize the assets and liabilities arising from leases on the balance sheet. Lessees should recognize liabilities to make lease payments and right-of-use assets representing its right to use the underlying assets for the lease term. This recognition applies to leases classified as operating leases and finance leases, and the update retains a distinction between finance leases and operating leases. However, the ASU has not changed the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee significantly. The ASU also requires qualitative disclosures along with specific quantitative disclosures including the amount, timing, and uncertainty of cash flows arising from leases. In transition, an entity is required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The ASU is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-02 will have on its consolidated results of operations and financial condition.

In June 2016, the FASB issued ASU No.2016-13, “Financial Instruments—Credit Losses (Topic 326)—Measurement of Credit Losses on Financial Instruments” (“ASU No.2016-13”). The ASU replaces the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of information such as relevant information about past events including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount, for the purpose of informing credit loss estimates. The ASU requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The income statement reflects the measurement of credit losses for newly recognized financial assets, as well as the expected increases or decreases of expected credit losses that have taken place during the period. The ASU also requires that credit losses on available-for-sale debt securities be presented as an allowance for credit losses rather than as a write-down, and limits the amount of the allowance for credit losses on available-for-sale to the amount by which fair value is below amortized cost. The ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, and will be applied using a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The MHFG Group is currently evaluating the potential impact that the adoption of ASU No.2016-13 will have on its consolidated results of operations and financial condition.